Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Lease Liabilities [Abstract]
Schedule of Right-of-Use Assets	Carrying amount of right-of-use assets
Leasehold premises
US$
At April 1, 2023	276,965
Depreciation	(69,241)
At March 31, 2024	207,724
Depreciation	(69,241)
At March 31, 2025	138,483

Schedule of Carrying Amount of Lease Liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the financial statements, and the maturity analysis of lease liabilities is disclosed in Note 21.

	March 31, 2024	March 31, 2025
	US$	US$
Current	74,715	80,916
Non-current	168,549	87,632
	243,264	168,548

Schedule of Amounts Recognized in Profit or Loss

Amounts recognized in profit or loss

	March 31, 2024	March 31, 2025
	US$	US$
Depreciation of right-of-use assets (Note 13)	69,241	69,241
Interest expense on lease liabilities (Note 16)	22,487	16,761
Lease expenses not capitalised in lease liabilities
– Expenses relating to short-term leases (include in cost of sales)	30,240	30,100
	121,968	116,102